ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at	As at
	December 31,	December 31,
	2024	2023
Trade payables	$295,998	$317,888
Accrued liabilities	276,462	235,806
Wages payable	108,142	94,368
Other liabilities	137,047	102,318
Total accounts payable and accrued liabilities	$817,649	$750,380

In 2024 and 2023, the other liabilities balance consisted primarily of various employee benefits, employee payroll tax withholdings, other payroll taxes and the current portion of the remaining obligation of the committed subscription proceeds for the San Nicolás project (Note 15).